Segment Information - Narrative (Details)	12 Months Ended
Dec. 31, 2021 Reportable_segment
Segment Reporting Information [Line Items]
Number of reportable segments	11
Exelon Generation Co L L C [Member]
Segment Reporting Information [Line Items]
Number of reportable segments	5
Pepco Holdings LLC [Member]
Segment Reporting Information [Line Items]
Number of reportable segments	3